CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Statement [Abstract]
Net sales	$ 64,783	$ 84,022	$ 81,614
Cost of sales	55,318	74,474	68,958
Gross profit	9,465	9,548	12,656
Selling, general and administrative expenses	12,273	13,941	15,505
Other income (expenses), net	639	(4,435)	4,594
Operating income (loss)	(2,169)	(8,828)	1,745
Non-operating income, net	1,190	1,096	444
Income (loss) before income taxes	(979)	(7,732)	2,189
Income taxes (note 10)	482	382	690
Net income (loss) attributable to Deswell Industries, Inc.	(1,461)	(8,114)	1,499
Other comprehensive loss
Unrealized loss on available-for-sale securities	(746)
Comprehensive income (loss) attributable to Deswell Industries, Inc.	$ (2,207)	$ (8,114)	$ 1,499
Basic:
Net income (loss) per share (in dollars per share)	$ (0.09)	$ (0.50)	$ 0.09
Weighted average common shares outstanding (in shares)	16,197	16,193	15,965
Diluted:
Net income (loss) per share (in dollars per share)	$ (0.09)	$ (0.50)	$ 0.09
Weighted average common and potential common shares (in shares)	16,207	16,193	16,039